Other Disclosures - Collaborations and Technology Licenses (Details) kr in Millions, $ in Millions				1 Months Ended				12 Months Ended
	Jun. 09, 2022 USD ($)	Jun. 10, 2020 DKK (kr) item product	Jun. 10, 2020 USD ($) item product	Sep. 30, 2021	Oct. 31, 2020	Jun. 30, 2020 DKK (kr)	Jun. 30, 2020 USD ($)	Dec. 31, 2022 USD ($) item Option	Dec. 31, 2021 USD ($)	Dec. 31, 2012	Dec. 31, 2022 DKK (kr) product	Dec. 31, 2022 USD ($) product	Dec. 31, 2021 DKK (kr)
Collaborations and Technology Licenses
Investments accounted for using equity method | kr											kr 133		kr 371
Janssen
Collaborations and Technology Licenses
Royalty obligation expiration term after first sale of product								13 years
Amount of seeking an award	$ 405.0
New royalty term entitled as mentioned in declaration	13 years
Janssen (DuoBody)
Collaborations and Technology Licenses
Milestone payments receivable												$ 191.0
Upfront payment								$ 3.5
Number of additional programs | item								10
Initial payments received								$ 2.0
Number of license exercised | item								14
Number of license options remaining to be exercised | Option								0
Number of products were in active clinical development | product											3	3
Royalties expiration term after the first sale of each licensed product								10 years
Novartis (Arzaerra/Ofatumumab)
Collaborations and Technology Licenses
Royalty percentage for non-cancer treatment								10.00%
Lump sum payment received									$ 30.0
Seagen
Collaborations and Technology Licenses
Cost and profit sharing ratio					50
Profits sharing percentage				50.00%
AbbVie
Collaborations and Technology Licenses
Upfront payment						kr 4,911	$ 750.0
Ratio of share of profits before income taxes			50
Ratio of sharing pre tax profits		50	50
Number of performance obligations | item		4	4
Number of delivery license programs | item			3
Percentage of discover research and development cost responsible by the entity		100.00%	100.00%
Maximum number of product concepts for which cost-plus margin approach was utilized | product		4	4
Contract Transaction Price		kr 4,911	$ 750.0
Notice period for solely responsible for further development of product				180 days
BioNTech
Collaborations and Technology Licenses
Upfront fee paid								$ 10.0
Number of investigational medicines currently in clinical development | item								4
Performance obligations satisfied at point in time | AbbVie
Collaborations and Technology Licenses
Contract Transaction Price		4,398	672.0
Performance obligations satisfied over time | AbbVie
Collaborations and Technology Licenses
Contract Transaction Price		kr 513	$ 78.0
Bottom of range [member] | Janssen
Collaborations and Technology Licenses
Tiered royalty percentage										12.00%
Bottom of range [member] | Janssen (DuoBody)
Collaborations and Technology Licenses
Percentage of royalties								8.00%
Bottom of range [member] | AbbVie
Collaborations and Technology Licenses
Tiered royalty percentage		22.00%	22.00%
Top of range [member] | Janssen
Collaborations and Technology Licenses
Tiered royalty percentage										20.00%
Top of range [member] | Janssen (DuoBody)
Collaborations and Technology Licenses
Milestone payments receivable												$ 175.0
Percentage of royalties								10.00%
Top of range [member] | AbbVie
Collaborations and Technology Licenses
Tiered royalty percentage		26.00%	26.00%
Contractually entitled to receive amount in additional development, regulatory and sales milestone payments			$ 2,550.0
Contractually entitled to receive payments related to clinical development and commercial success			550.0
Development Regulatory and Sales Milestone | Top of range [member] | AbbVie
Collaborations and Technology Licenses
Receivables			3,150.0
Clinical Development and Commercial Success Across all Three Programs | Development Regulatory and Sales Milestone | AbbVie
Collaborations and Technology Licenses
Receivables			1,150.0
Success of all Four Next Generation Antibody Product Candidates Developed | Development Regulatory and Sales Milestone | AbbVie
Collaborations and Technology Licenses
Receivables			$ 2,000.0